Disposal of assets and other transactions (Details 2) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Sale amount	$ 2,507
Gain/(loss)	$ 1,463
Transaction Closed One [Member]
IfrsStatementLineItems [Line Items]
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group of fields, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas	Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group of fields, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas.
Acquirer	Petromais Global Exploração e Produção S.A. (renamed Origem Energia S.A.)
Signature date	July 2021 (S)
Closing date	February 2022 (C)
Sale amount	$ 300
Gain/(loss)	$ 335
Transaction Closed Two [Member]
IfrsStatementLineItems [Line Items]
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group of fields, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas	Sale of the Company's entire interest in 14 onshore production fields (Recôncavo group of fields), in the state of Bahia
Acquirer	3R Candeias S.A, a wholly owned subsidiary of 3R Petroleum Óleo e Gás S.A.
Signature date	December 2020 (S)
Closing date	May 2022 (C)
Sale amount	$ 256
Gain/(loss)	$ 215
Transaction Closed Three [Member]
IfrsStatementLineItems [Line Items]
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group of fields, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas	Sale of the Company's entire interest (27.88%) in Deten Química S.A (Deten), a petrochemical plant located in the industrial hub of Camaçari, in the state of Bahia.
Acquirer	Cepsa Química S.A.
Signature date	April 2022 (S)
Closing date	July 2022 (C)
Sale amount	$ 103
Gain/(loss)	$ 52
Transaction Closed Four [Member]
IfrsStatementLineItems [Line Items]
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group of fields, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas	Sale of the Company’s entire interest (51%) in Petrobras Gas S.A (Gaspetro)
Acquirer	Compass Gas e Energia S.A.
Signature date	July 2021 (S)
Closing date	July 2022 (C)
Sale amount	$ 391
Gain/(loss)	$ 173
Transaction Closed Five [Member]
IfrsStatementLineItems [Line Items]
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group of fields, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas	Sale of the Company’s entire interest in Peroá group of fields, in the state of Espírito Santo
Acquirer	DBO Energia and OP Energia, currently 3R Offshore
Signature date	January 2021 (S)
Closing date	August 2022 (C)
Sale amount	$ 13
Gain/(loss)	$ 34
Transaction Closed Six [Member]
IfrsStatementLineItems [Line Items]
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group of fields, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas	Sale of the Company's entire interest in Fazenda Belém and Icapuí onshore fields, named Fazenda Belém group of fields, located in the Potiguar Basin, in the state of Ceará
Acquirer	SPE Fazenda Belém S.A., wholly owned subsidiary of 3R Petroleum e Participações S.A.
Signature date	August 2020 (S)
Closing date	August 2022 (C)
Sale amount	$ 23
Gain/(loss)	$ 39
Transaction Closed Seven [Member]
IfrsStatementLineItems [Line Items]
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group of fields, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas	Sale of shares of the company that will hold the Isaac Sabbá Refinery (REMAN) and its associated logistics assets, in the state of Amazonas
Acquirer	Ream Participações S.A. (a company controlled by the partners of Atem Distribuidora de Petróleo S.A.)
Signature date	August 2021 (S)
Closing date	November 2022 (C)
Sale amount	$ 257
Gain/(loss)	$ 37
Transaction Closed Eight [Member]
IfrsStatementLineItems [Line Items]
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group of fields, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas	Sale of shares of the company that will hold the Shale Industrialization Unit (SIX), in the state of Paraná.
Acquirer	Forbes & Manhattan Resources Inc., a wholly owned subsidiary of Forbes & Manhattan Inc.
Signature date	November 2021 (S)
Closing date	November 2022 (C)
Sale amount	$ 42
Gain/(loss)	$ (2)
Transaction Closed Nine [Member]
IfrsStatementLineItems [Line Items]
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group of fields, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas	Sale of the Company's entire interest in 11 onshore production fields (Carmópolis group of fields), including integrated facilities, in the state of Sergipe
Acquirer	Carmo Energy S.A.
Signature date	December 2021 (S)
Closing date	December 2022 (C)
Sale amount	$ 1,098
Gain/(loss)	$ 619
Transaction Closed Ten [Member]
IfrsStatementLineItems [Line Items]
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group of fields, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas	Sale of the Company’s 62,5% interest in Papa-Terra field, in the Campos basin
Acquirer	3R Petroleum Offshore S.A.
Signature date	July 2021 (S)
Closing date	December 2022 (C)
Sale amount	$ 24
Gain/(loss)	$ (39)